Significant Accounting Policies - Reconciliation of Lease Obligations (Details) - CAD ($) $ in Thousands		10 Months Ended
	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Lease Obligations [Line Items]
Operating lease commitment at December 31, 2018	$ 1,144
Add: Finance lease liabilities recognized at January 1, 2019		$ 107
Lease obligations recognized at January 1, 2019		1,144
IFRS 16
Disclosure Of Quantitative Information About Lease Obligations [Line Items]
Operating lease commitment at December 31, 2018	214	141
Discounted using the implicit rate at January 1, 2019	1,121
Add: Finance lease liabilities recognized at January 1, 2019	212
Lease obligations recognized at January 1, 2019	$ 1,333	$ 214